Financial Instruments - Summary of Currency Risk (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ (215,449)	$ (208,781)
Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	39,496	34,686
Between INR and AED [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	82,449	83,572
Trades and other receivables [Member] | Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	2,629	3,411
Trades and other receivables [Member] | Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	41,381	35,336
Trades and other receivables [Member] | Between INR and AED [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	82,449	83,572
Trades and other payables [Member] | Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(218,083)	(212,192)
Trades and other payables [Member] | Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(1,923)	(664)
Cash and cash equivalents [Member] | Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	5
Cash and cash equivalents [Member] | Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ 38	$ 14